Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Accounts Receivable) (Details) (Accounts receivables [Member])	3 Months Ended		12 Months Ended
	Nov. 30, 2013		Aug. 31, 2013		Aug. 31, 2012
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	39.50%		37.30%		47.90%
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	35.80%		23.10%			[1]
Customer D [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		[2]		[2]	13.60%
Customer E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	11.50%			[1]	15.20%
Customer F [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		[2]	21.80%			[2]

[1]	* Less than 10%
[2]	** No balance